RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Balances And Transactions
RELATED PARTY BALANCES AND TRANSACTIONS
	Nine months ended	Nine months ended
	September 30, 2023	September 30, 2022
	$	$
Salaries and benefits	678	925
Stock-based compensation	425	687
	1,103	1,612